Supplement Dated December 6, 2012 to your Prospectus

Effective April 30, 2013, Oppenheimer Main Street Small- & Mid-Cap Fund®/VA will be renamed Oppenheimer Main Street Small Cap Fund®/VA.

This Supplement Should Be Retained For Future Reference.

HV-7413